SHAREHOLDERS' EQUITY - Conversion of convertible loans (Details) - Convertible loan ("CL") - $ / shares	Dec. 10, 2021	Jun. 21, 2021	Feb. 17, 2021	Jul. 22, 2021
EMC
Defined Benefit Plan, Plan Assets, Category [Line Items]
Number of shares issued upon conversion of loan			54,642
Conversion price per share			$ 5.12
HZ
Defined Benefit Plan, Plan Assets, Category [Line Items]
Number of shares issued upon conversion of loan		563,800
HZ | Minimum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Conversion price per share		$ 3.52
HZ | Maximum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Conversion price per share		$ 3.55
Certain investors
Defined Benefit Plan, Plan Assets, Category [Line Items]
Number of shares issued upon conversion of loan	114,234
Conversion price per share				$ 15
Certain investors | Minimum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Conversion price per share	$ 1.09
Certain investors | Maximum
Defined Benefit Plan, Plan Assets, Category [Line Items]
Conversion price per share	$ 2.16